Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Accredit Loans Inc, 2006-QS1

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	01/30/2006
4. Interest Summary

				First Distribution Date:	02/25/2006

	5. Other Income Detail	(Not Applicable)
				Determination Date:	12/21/2006

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	12/26/2006

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	12/22/2006

	8. Collateral Summary			Definitive:	11/30/2006

				Variable Book Entry:	12/22/2006
9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Rona Hsu
	14. Credit Enhancement Report	(Not Applicable)

				Telephone:	818-260-1508
15. Distribution Percentages

				Pool(s) :	40260
	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

1. Distribution Summary

Class	CUSIP		Original Face Value		Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

					(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	761118RZ3	1,200,000.00		1,200,000.00		5.75000000	0.00	5,750.00	5,750.00	0.00	0.00	0.00	1,200,000.00

A-2	761118SA7	6,775,000.00		5,732,641.57		5.75000000	100,746.82	27,468.91	128,215.73	0.00	0.00	0.00	5,631,894.75

A-3	761118SB5	108,134,000.00		91,497,190.20		5.75000000	1,607,993.53	438,424.04	2,046,417.57	0.00	0.00	0.00	89,889,196.67

A-4	761118SC3	17,636,000.00		17,636,000.00		5.75000000	0.00	84,505.83	84,505.83	0.00	0.00	0.00	17,636,000.00

A-5	761119SD1	86,970,608.00		66,725,049.08		6.22999994	2,944,942.17	346,414.21	3,291,356.38	0.00	0.00	0.00	63,780,106.91

A-6	761118SE9	11,343,992.00		8,703,267.00		2.06999785	384,122.88	15,013.12	399,136.00	0.00	0.00	0.00	8,319,144.12

A-7	761118SF6	25,784,400.00		25,784,400.00		5.75000000	0.00	123,550.25	123,550.25	0.00	0.00	0.00	25,784,400.00

A-8	761118SG4	42,974,000.00		36,213,091.31		5.67000012	839,634.24	171,106.86	1,010,741.10	0.00	0.00	0.00	35,373,457.07

			1		1									1
A-9	761118SH2	42,974,000.00		36,213,091.31		1.82999986	0.00	55,224.96	55,224.96	0.00	0.00	0.00	35,373,457.07

A-P	761118SJ8	2,784,564.75		2,595,305.35		0.00000000	38,815.30	0.00	38,815.30	0.00	0.00	0.00	2,556,490.05

			1		1									1
A-V	761118SK5	323,843,583.63		276,179,226.23		0.45339762	0.00	104,349.17	104,349.17	0.00	0.00	0.00	270,185,973.17

R-I	761118SL3	100.00		0.00		6.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	761118SM1	100.00		0.00		6.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	761118SN9	10,525,500.00		10,458,032.98		6.00000000	49,860.98	52,290.16	102,151.14	0.00	0.00	0.00	10,408,172.00

M-2	761118SP4	3,238,400.00		3,217,642.30		6.00000000	15,340.82	16,088.21	31,429.03	0.00	0.00	0.00	3,202,301.48

M-3	761118SQ2	2,428,800.00		2,413,231.72		6.00000000	11,505.61	12,066.16	23,571.77	0.00	0.00	0.00	2,401,726.11

B-1	761118SR0	1,619,200.00		1,608,821.15		6.00000000	7,670.41	8,044.11	15,714.52	0.00	0.00	0.00	1,601,150.74

B-2	761118SS8	1,295,400.00		1,287,096.66		6.00000000	6,136.52	6,435.48	12,572.00	0.00	0.00	0.00	1,280,960.14

B-3	761118ST6	1,133,518.88		1,107,456.90		6.00000000	5,280.05	5,537.28	10,817.33	0.00	0.00	0.00	1,120,973.13

Deal Totals		323,843,583.63		276,179,226.22			6,012,049.33	1,472,268.75	7,484,318.08	0.00	0.00	0.00	270,185,973.17

1.Notional Balance
2 Class B-3 has been adjusted by additional proceeds in the amount of 18,796.28.

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1	761118RZ3	1,000.00000000	0.00000000	4.79166667	4.79166667	0.00000000	0.00000000	1,000.00000000

A-2	761118SA7	846.14635720	14.87037934	4.05445166	18.92483100	0.00000000	0.00000000	831.27597786

A-3	761118SB5	846.14635730	14.87037870	4.05445133	18.92483003	0.00000000	0.00000000	831.27597860

A-4	761118SC3	1,000.00000000	0.00000000	4.79166648	4.79166648	0.00000000	0.00000000	1,000.00000000

A-5	761119SD1	767.21378193	33.86134969	3.98311818	37.84446787	0.00000000	0.00000000	733.35243224

A-6	761118SE9	767.21378153	33.86134969	1.32344240	35.18479209	0.00000000	0.00000000	733.35243184

A-7	761118SF6	1,000.00000000	0.00000000	4.79166667	4.79166667	0.00000000	0.00000000	1,000.00000000

A-8	761118SG4	842.67443826	19.53819146	3.98163680	23.51982827	0.00000000	0.00000000	823.13624680

A-9	761118SH2	842.67443826	0.00000000	1.28507842	1.28507842	0.00000000	0.00000000	823.13624680

A-P	761118SJ8	932.03268123	13.93944960	0.00000000	13.93944960	0.00000000	0.00000000	918.09323163

A-V	761118SK5	852.81673064	0.00000000	0.32222090	0.32222090	0.00000000	0.00000000	834.31010163

R-I	761118SL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II	761118SM1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	761118SN9	993.59013634	4.73716023	4.96795022	9.70511045	0.00000000	0.00000000	988.85297611

M-2	761118SP4	993.59013710	4.73716033	4.96795022	9.70511055	0.00000000	0.00000000	988.85297678

M-3	761118SQ2	993.59013505	4.73715827	4.96795125	9.70510952	0.00000000	0.00000000	988.85297678

B-1	761118SR0	993.59013710	4.73716033	4.96795331	9.70511364	0.00000000	0.00000000	988.85297678

B-2	761118SS8	993.59013432	4.73716227	4.96794812	9.70511039	0.00000000	0.00000000	988.85297205

B-3	761118ST6	977.00789951	4.65810503	4.88503553	9.54314056	0.00000000	0.00000000	988.93203261

Deal Factor :	83.43101016%

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	11/01/2006	11/30/2006	30/360	1,200,000.00		5.75000000	5,750.00	0.00	0.00	0.00	0.00	5,750.00	0.00

A-2	11/01/2006	11/30/2006	30/360	5,732,641.57		5.75000000	27,468.91	0.00	0.00	0.00	0.00	27,468.91	0.00

A-3	11/01/2006	11/30/2006	30/360	91,497,190.20		5.75000000	438,424.04	0.00	0.00	0.00	0.00	438,424.04	0.00

A-4	11/01/2006	11/30/2006	30/360	17,636,000.00		5.75000000	84,505.83	0.00	0.00	0.00	0.00	84,505.83	0.00

A-5	11/25/2006	12/24/2006	30/360	66,725,049.08		6.22999994	346,414.21	0.00	0.00	0.00	0.00	346,414.21	0.00

A-6	11/25/2006	12/24/2006	30/360	8,703,267.00		2.06999785	15,013.12	0.00	0.00	0.00	0.00	15,013.12	0.00

A-7	11/01/2006	11/30/2006	30/360	25,784,400.00		5.75000000	123,550.25	0.00	0.00	0.00	0.00	123,550.25	0.00

A-8	11/25/2006	12/24/2006	30/360	36,213,091.31		5.67000012	171,106.86	0.00	0.00	0.00	0.00	171,106.86	0.00

A-9	11/25/2006	12/24/2006	30/360	36,213,091.31	1	1.82999986	55,224.96	0.00	0.00	0.00	0.00	55,224.96	0.00

A-V	11/01/2006	11/30/2006	30/360	276,179,226.23	1	0.45339762	104,349.17	0.00	0.00	0.00	0.00	104,349.17	0.00

M-1	11/01/2006	11/30/2006	30/360	10,458,032.98		6.00000000	52,290.16	0.00	0.00	0.00	0.00	52,290.16	0.00

M-2	11/01/2006	11/30/2006	30/360	3,217,642.30		6.00000000	16,088.21	0.00	0.00	0.00	0.00	16,088.21	0.00

M-3	11/01/2006	11/30/2006	30/360	2,413,231.72		6.00000000	12,066.16	0.00	0.00	0.00	0.00	12,066.16	0.00

B-1	11/01/2006	11/30/2006	30/360	1,608,821.15		6.00000000	8,044.11	0.00	0.00	0.00	0.00	8,044.11	0.00

B-2	11/01/2006	11/30/2006	30/360	1,287,096.66		6.00000000	6,435.48	0.00	0.00	0.00	0.00	6,435.48	0.00

B-3	11/01/2006	11/30/2006	30/360	1,107,456.90		6.00000000	5,537.28	0.00	0.00	0.00	0.00	5,537.28	0.00

Deal Totals				273,583,920.87			1,472,268.75	0.00	0.00	0.00	0.00	1,472,268.75	0.00

1.Notional Balance

Current Index Rates

Index Type	Rate	Classes

BTLIB TEL 25 -2BD	5.32000000	A-5, A-6, A-8, A-9

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	2,763.68	2,763.68	0.00	0	0.00	61,469.30	13,152.98	68,451.50	2,470.68	0.00	0.00

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

8. Collateral Summary

A. Loan Count and Balances

			Original Loan Count/ Scheduled Principal Balance	Beginning Loan Count/ Scheduled Principal Balance		Scheduled Principal	Curtailments	Payoffs	Matured Loans	Repurchases	Beginning Aggregate Scheduled Principal Balance of Liquidations/ Charge-offs	Ending Loan Count/Scheduled Principal Balance

Deal Totals	Count		1,399		1,222	N/A	190	20	0	2	0	1,200

	Balance/Amount		323,843,583.63	276,179,226.23		186,974.06	106,930.39	4,696,526.78	N/A	1,002,821.83	0.00	270,185,973.17

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	6.73254443	6.72157996	345.63	345.63	6.39701453	6.38660285	6.39701453	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR		Life CPR

Deal Totals	22.52%		23.88%	18.67%				17.29%

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	2	0	0	0	2
Deal Totals

	Scheduled Balance	1,002,821.83	0.00	0.00	0.00	1,002,821.83

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

10. Loan Status Report
			Delinquency Calculation Method: Mortgage Bankers Association

	Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
Deal Totals

	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

Current	1,159	258,686,901.93	1	70,485.68	0	0.00	0	0.00	0.00	1,160	258,757,387.61

30 days	23	6,356,611.26	0	0.00	0	0.00	0	0.00	0.00	23	6,356,611.26

60 days	7	1,934,254.16	0	0.00	0	0.00	0	0.00	0.00	7	1,934,254.16

90 days	3	820,069.43	0	0.00	0	0.00	0	0.00	0.00	3	820,069.43

120 days	0	0.00	0	0.00	1	235,803.69	0	0.00	0.00	1	235,803.69

150 days	0	0.00	0	0.00	0	0.00	1	129,600.00	129,600.00	1	129,600.00

180 days	0	0.00	0	0.00	1	257,060.62	0	0.00	0.00	1	257,060.62

181+ days	0	0.00	0	0.00	2	825,705.21	2	869,481.19	871,442.91	4	1,695,186.40

Total	1,192	267,797,836.78	1	70,485.68	4	1,318,569.52	3	999,081.19	1,001,042.91	1,200	270,185,973.17

Current	96.58%	95.74%	0.08%	0.03%	0.00%	0.00%	0.00%	0.00%	0.00%	96.67%	95.77%

30 days	1.92%	2.35%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.92%	2.35%

60 days	0.58%	0.72%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.58%	0.72%

90 days	0.25%	0.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.25%	0.30%

120 days	0.00%	0.00%	0.00%	0.00%	0.08%	0.09%	0.00%	0.00%	0.00%	0.08%	0.09%

150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.08%	0.05%	0.05%	0.08%	0.05%

180 days	0.00%	0.00%	0.00%	0.00%	0.08%	0.10%	0.00%	0.00%	0.00%	0.08%	0.10%

181+ days	0.00%	0.00%	0.00%	0.00%	0.17%	0.31%	0.17%	0.32%	0.32%	0.33%	0.63%

Total	99.33%	99.12%	0.08%	0.03%	0.33%	0.49%	0.25%	0.37%	0.37%	100.00%	100.00%

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	23	6,356,611.26		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	1.92%	2.35%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	7	1,934,254.16		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.58%	0.72%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	3	820,069.43		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.25%	0.30%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	1	235,803.69		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.08%	0.09%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	1	129,600.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.08%	0.05%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	1	257,060.62		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.08%	0.10%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	3	1,270,205.21		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.25%	0.47%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	1	424,981.19		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.08%	0.16%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	1	0	0	0	1

	Total Realized Loss	18,796.28	0.00	0.00	0.00	18,796.28

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		1	1

	Subsequent Recoveries		18,796.28	18,796.28
Deal Totals

	Net Loss 1		(18,796.28)	0.00

	Net Loss % 2		(0.01)%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.01%	0.01%		0.00%

Constant Default Rate	0.00%	0.17%	0.08%		0.05%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	3,238,436.00	9,715,308.00	115,833.00

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	92.65589818%	100.00000000%

	Ending Percentage

M-1	3.88902294%

M-2	1.19654286%

M-3	0.89740715%

Class M Total:	5.98297295%

B-1	0.59827143%

B-2	0.47863192%

B-3	0.41885263%

Class B Total:	1.49575598%

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	True

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	True

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	True

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage < 2nd Scheduled Loss Percentage	True

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Test	True

60+ Delinq Balance OR Aggregate Loss Test

1st or 2nd Sr. Accel Stepdown Test	True

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

M-2, M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-2 Prepayment Distribution Trigger	False

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 14

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS1

December 26, 2006

M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-3 Prepayment Distribution Trigger	False

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

B-2, B-3 BegBal/PoolBal

Class B-2 Prepayment Distribution Trigger	False

B-3 BegBal/PoolBal

Class B-3 Prepayment Distribution Trigger	False

20. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

01/04/2007	1:07:58PM	Residential Funding Company, LLC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 14 of 14

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS1

December 26, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	6,475,559.98
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	18,796.28
Repurchase Proceeds	1,002,821.83
Other Deposits/Adjustments (including Derivative Payment)	2,763.68
Total Deposits	7,499,941.77

Uses of Funds	Amount

Transfer to Certificate Account	7,484,318.08
Reimbursed Advances and Expenses	2,470.68
Master Servicing Compensation	13,152.98
Derivative Payment	N/A
Total Withdrawals	7,499,941.74

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A